Short-term deposits and cash and cash equivalents - Narrative (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Short term deposits weighted average interest rate point in time		5.15%
Short-term deposits	$ 0	$ 0